UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2527

DWS Money Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period:10/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2008 (Unaudited)

DWS Money Market Prime Series

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 15.5%
Banco Bilbao Vizcaya Argentaria SA, 3.155%, 1/5/2009	28,000,000	28,000,249
Banco Santander SA, 2.89%, 11/10/2008	25,000,000	25,000,183
Bank of America NA, 3.7%, 3/16/2009	10,394,000	10,249,783
Bank of Scotland PLC, 4.5%, 11/19/2008	20,000,000	20,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.84%, 11/18/2008	40,000,000	40,000,000
Barclays Bank PLC:
3.0%, 12/2/2008	35,000,000	35,000,000
3.15%, 12/8/2008	15,000,000	15,000,000
BNP Paribas:
2.8%, 11/24/2008	34,000,000	34,000,000
2.8%, 12/15/2008	25,000,000	24,979,980

Calyon, 3.14%, 3/5/2009	20,000,000	20,000,000
Canadian Imperial Bank of Commerce, 2.83%, 11/10/2008	25,000,000	25,000,000
Chase Bank USA NA, 2.73%, 11/17/2008	35,000,000	35,000,000
Credit Agricole SA, 2.86%, 12/1/2008	30,000,000	30,000,248
Dexia Credit Local:
2.84%, 11/14/2008	50,000,000	50,000,000
2.845%, 11/18/2008	15,000,000	15,000,035
DNB NOR Bank ASA, 3.7%, 1/23/2009	35,000,000	35,000,000
Intesa Sanpaolo SpA:
2.81%, 11/14/2008	20,000,000	20,000,072
3.02%, 12/29/2008	21,000,000	21,000,000
Metropolitan Life Global Funding I, 3.8%, 1/20/2009	10,000,000	10,000,000
Nordea Bank Finland PLC, 3.76%, 1/21/2009	30,000,000	30,000,000
Rabobank Nederland NV:
2.7%, 11/13/2008	40,000,000	40,000,000
3.0%, 2/26/2009	34,000,000	34,000,000

Total Certificates of Deposit and Bank Notes (Cost $597,230,550)		597,230,550
Commercial Paper 45.5%
Issued at Discount **
Alpine Securitization, 4.0%, 12/12/2008	50,000,000	49,772,222
Apreco LLC, 0.2%, 11/3/2008	40,430,000	40,429,551
ASB Finance Ltd., 3.1%, 3/6/2009	15,000,000	14,838,542
AstraZeneca PLC, 2.71%, 11/24/2008	20,000,000	19,965,372
Bank of America Corp.:
0.125%, 11/3/2008	9,000,000	8,999,938
3.1%, 2/12/2009	32,000,000	31,716,178
3.22%, 2/6/2009	28,000,000	27,757,069
Caisse Nationale des Caisses d’Epargne et de Prevoyance:
2.96%, 12/15/2008	32,000,000	31,884,231
2.96%, 12/23/2008	45,000,000	44,807,600
Cancara Asset Securitisation LLC, 2.8%, 12/1/2008	37,000,000	36,919,422
ConocoPhillips, 0.2%, 11/3/2008	10,562,000	10,561,883
Danske Corp.:
0.2%, 11/3/2008	22,578,000	22,577,749
3.81%, 1/28/2009	38,000,000	37,646,093
General Electric Capital Corp.:
2.84%, 2/6/2009	25,000,000	24,808,695
2.89%, 12/15/2008	70,000,000	69,752,744
3.35%, 4/20/2009	40,000,000	39,367,222
3.7%, 12/12/2008	25,000,000	24,894,653
Greenwich Capital Holdings, Inc.:
2.98%, 12/18/2008	30,000,000	29,883,283
3.1%, 3/9/2009	30,000,000	29,669,333
KBC Financial Products International Ltd.:
2.8%, 11/14/2008	42,000,000	41,957,533
2.85%, 11/3/2008	24,000,000	23,996,200
Liberty Street Funding LLC:
2.88%, 11/10/2008	10,000,000	9,992,800
2.89%, 11/25/2008	25,000,000	24,951,833
4.35%, 12/15/2008	25,000,000	24,867,083
4.6%, 1/16/2009	60,000,000	59,417,333
Market Street Funding LLC:
0.75%, 11/3/2008	15,000,000	14,999,375
4.0%, 11/17/2008	20,000,000	19,964,444
Nestle Capital Corp., 2.49%, 12/17/2008	15,000,000	14,952,275

Nieuw Amsterdam Receivables Corp., 2.5%, 11/3/2008	50,000,000	49,993,056
Nissan Motor Acceptance Corp., 6.1%, 11/4/2008	15,000,000	14,992,375
Nokia Oyj, 2.43%, 12/10/2008	22,000,000	21,942,085
Old Line Funding LLC:
4.15%, 4/20/2009	30,000,000	29,412,083
4.25%, 1/15/2009	60,000,000	59,468,750
Perry Global Funding LLC, 2.25%, 11/3/2008	15,000,000	14,998,125
Pfizer, Inc., 2.52%, 3/2/2009	35,000,000	34,703,550
Procter & Gamble International Funding SCA:
2.23%, 2/12/2009	30,000,000	29,808,592
2.37%, 2/12/2009	20,000,000	19,864,383
Romulus Funding Corp., 1.65%, 11/3/2008	25,000,000	24,997,708
Royal Bank of Scotland Group PLC, 3.1%, 12/12/2008	20,000,000	19,929,389
Shell International Finance BV, 2.5%, 3/9/2009	50,000,000	49,555,556
Siemens Capital Co., LLC, 0.25%, 11/3/2008	35,100,000	35,099,513
Societe Generale North America, Inc.:
2.87%, 12/22/2008	30,000,000	29,878,025
2.935%, 12/22/2008	40,000,000	39,833,683
Starbird Funding Corp.:
2.97%, 12/4/2008	5,000,000	4,986,388
3.2%, 2/6/2009	37,000,000	36,680,978
Suncorp-Metway Ltd., 3.02%, 11/3/2008	30,000,000	29,994,967
Swedbank AB:
2.96%, 11/17/2008	20,300,000	20,273,294
2.99%, 11/3/2008	20,000,000	19,996,678
3.0%, 11/4/2008	25,000,000	24,993,750
3.0%, 11/10/2008	20,000,000	19,985,000
3.01%, 12/1/2008	22,500,000	22,443,563
3.22%, 3/3/2009	30,000,000	29,672,633
Tempo Finance Corp., 4.65%, 11/20/2008	30,000,000	29,926,375
Thunder Bay Funding LLC:
2.77%, 11/17/2008	45,000,000	44,944,600
4.15%, 4/20/2009	30,000,000	29,412,083
Toyota Motor Credit Corp.:
2.88%, 12/30/2008	20,000,000	19,905,600
3.4%, 1/26/2009	30,000,000	29,756,333
3.75%, 12/3/2008	55,000,000	54,816,667
United Parcel Service, Inc., 0.1%, 11/3/2008	1,806,000	1,805,990
Victory Receivables Corp., 2.8%, 12/10/2008	20,000,000	19,939,333
Windmill Funding I Corp., 2.8%, 11/3/2008	8,000,000	7,998,756

Total Commercial Paper (Cost $1,753,360,517)		1,753,360,517
Short-Term Notes* 17.6%
Abbey National Treasury Services PLC:
3.01%, 2/20/2009	25,000,000	25,000,000
3.695%, 4/24/2009	15,000,000	15,000,000
Allied Irish Banks North America, Inc., 3.118%, 3/11/2009	30,000,000	30,000,000
ANZ National (International) Ltd., 3.036%, 7/10/2009	12,500,000	12,500,000
Australia & New Zealand Banking Group Ltd., 3.02%, 7/2/2009	20,000,000	20,000,000
Bank of America NA:
2.81%, 2/27/2009	33,000,000	32,929,784
4.35%, 7/6/2009	23,980,000	23,980,000
Bank of Nova Scotia, 3.148%, 5/6/2009	20,000,000	20,000,000
Bank of Scotland PLC, 3.008%, 6/5/2009	13,225,000	13,225,000
Banque Federative du Credit Mutuel, 2.959%, 8/27/2010	25,000,000	25,000,000
Barclays Bank PLC, 3.758%, 2/27/2009	38,000,000	38,000,000
BNP Paribas , 3.013%, 5/13/2009	15,000,000	15,000,000

Calyon, 3.068%, 3/11/2009	30,000,000	30,000,000
Commonwealth Bank of Australia, 2.816%, 12/18/2008	10,000,000	9,999,665
Credit Agricole SA, 3.433%, 7/22/2009	37,500,000	37,500,000
General Electric Co., 3.325%, 9/24/2009	30,000,000	30,000,000
ING Bank NV, 3.726%, 3/26/2009	10,000,000	10,000,000
Intesa Sanpaolo SpA, 5.087%, 5/13/2009	33,050,000	33,050,000
JPMorgan Chase & Co., 4.19%, 4/3/2009	40,000,000	39,999,144
KBC Bank NV, 4.818%, 12/16/2008	42,500,000	42,500,000
Metropolitan Life Global Funding I, 144A, 4.57%, 5/11/2009	7,500,000	7,500,000
National Australia Bank Ltd.:
3.008%, 2/19/2009	22,500,000	22,500,000
4.543%, 4/7/2009	15,000,000	15,000,000
Natixis, 3.065%, 4/6/2009	35,000,000	35,000,000
Procter & Gamble International Funding SCA, 2.878%, 2/19/2009	7,500,000	7,500,000
Rabobank Nederland NV, 2.992%, 10/9/2009	22,500,000	22,500,000
Royal Bank of Canada, 4.96%, 7/15/2009	22,000,000	22,000,000
Royal Bank of Scotland PLC, 3.073%, 3/4/2009	15,000,000	15,000,000
Svenska Handelsbanken, Inc., 144A, 3.885%, 5/26/2009	12,000,000	12,000,000
Toyota Motor Credit Corp., 0.57%, 3/12/2009	15,000,000	15,000,000

Total Short Term Notes (Cost $677,683,593)		677,683,593
Master Notes 2.2%
Citigroup Global Markets, Inc., 0.4% *, 11/3/2008 (a) (Cost $85,000,000)	85,000,000	85,000,000
Time Deposit 0.6%
BNP Paribas, 0.25%, 11/3/2008 (Cost $21,473,977)	21,473,977	21,473,977
Government & Agency Obligations 10.4%
US Government Sponsored Agencies 8.7%
Federal Home Loan Bank:
0.01% **, 11/3/2008	42,559,000	42,558,976
0.58% *, 4/3/2009	12,000,000	12,000,000
2.35% **, 2/11/2009	20,000,000	19,866,833
2.36% **, 5/12/2009	15,000,000	14,811,200
2.5% **, 4/14/2009	32,000,000	31,635,556
2.53% **, 1/26/2009	40,000,000	39,758,245
2.73% **, 1/20/2009	15,000,000	14,909,000
2.74% **, 2/24/2009	20,000,000	19,824,944
3.0% **, 4/20/2009	19,000,000	18,730,833
Federal Home Loan Mortgage Corp., 2.41% **, 3/19/2009	22,000,000	21,796,757
Federal National Mortgage Association:
2.46% **, 3/19/2009	22,000,000	21,792,540
2.575% **, 11/26/2008	24,000,000	23,957,083
2.75% **, 3/16/2009	53,000,000	52,453,438

		334,095,405
US Treasury Obligations 1.7%
US Treasury Bills:
1.35% **, 4/29/2009	28,000,000	27,812,050
1.35% **, 6/24/2009	18,000,000	17,841,375
1.53% **, 4/23/2009	20,000,000	19,852,950

		65,506,375

Total Government & Agency Obligations (Cost $399,601,780)		399,601,780

Repurchase Agreements 8.4%
Banc of America Securities LLC, 0.2%, dated 10/31/2008, to be repurchased at $25,000,417 on 11/3/2008 (b)	25,000,000	25,000,000
BNP Paribas, 0.25%, dated 10/31/2008 to be repurchased at $25,000,521 on 11/3/2008 (c)	25,000,000	25,000,000
JPMorgan Securities, Inc., 0.2%, dated 10/31/2008, to be repurchased at $15,000,250 on 11/3/2008 (d)	15,000,000	15,000,000
Merrill Lynch Government Securities, Inc., 0.15%, dated 10/31/2008, to be repurchased at $235,002,938 on 11/3/2008 (e)	235,000,000	235,000,000
Merrill Lynch Government Securities, Inc., 0.2%, dated 10/31/2008, to be repurchased at $25,000,417 on 11/3/2008 (f)	25,000,000	25,000,000

Total Repurchase Agreements (Cost $325,000,000)		325,000,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,859,350,417) †	100.2	3,859,350,417
Other Assets and Liabilities, Net	(0.2)	(6,116,590)

Net Assets	100.0	3,853,233,827

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2008.

**		Annualized yield at time of purchase; not a coupon rate.
†		The cost for federal income tax purposes was $3,859,350,417.
(a)		Reset date; not a maturity date.
(b)		Collateralized by $25,430,068 Federal Home Loan Mortgage Corp., 6.0%, maturing on 9/1/2038 with a value of $25,500,000.
(c)		Collateralized by $25,834,600 US Treasury Bill, Zero Coupon, maturing on 10/22/2009 with a value of $25,500,042.
(d)		Collateralized by $16,078,368 Federal National Mortgage Association, 5.0%, maturing on 5/1/2038 with a value of $15,300,576.
(e)		Collateralized by $240,206,000 Federal National Mortgage Association, Zero Coupon, with various maturity dates of 12/10/2008-1/30/2009 with a value of $239,702,991.
(f)		Collateralized by $26,222,068 US Treasury Inflation-Indexed Bonds, with various coupon rates of 2.0-3.875%, with various maturity dates of 1/15/2026-4/15/2032 with a value of $25,502,630.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ -
Level 2	3,859,350,417
Level 3	-
Total	$ 3,859,350,417

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS  157"), effective at the beginning of the Fund’s fiscal year. FAS  157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DWS Core Plus Allocation Fund, a series of DWS Equity Trust

DWS Large Company Growth Fund, a series of DWS Investment Trust

DWS Money Market Prime Series, a series of DWS Money Funds

DWS Target 2010 Fund, a series of DWS Target Fund

DWS Target 2011 Fund, a series of DWS Target Fund

DWS Target 2012 Fund, a series of DWS Target Fund

DWS Target 2013 Fund, a series of DWS Target Fund

DWS Target 2014 Fund, a series of DWS Target Fund

DWS Equity Income Fund, a series of DWS Value Equity Trust

DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 19, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        December 19, 2008